Common shares	12 Months Ended
Dec. 31, 2019
Common shares [Abstract]
Common shares
Note 30 – Common shares

	As of December 31, 2019		As of December 31, 2018
All shares are common shares of $0.05 par value each	Shares	$ million	Shares	$ million
Authorized share capital	137,500,000	6.9	125,000,000	6.3
Issued and fully paid share capital	112,278,065	5.6	106,528,065	5.3
Treasury shares held by the company	1,459,714	(0.1)	1,459,714	(0.1)
Outstanding shares in issue	110,818,351	5.6	105,068,351	5.3

As at December 31, 2019, our shares were listed on the Oslo Stock Exchange and the New York Stock Exchange.

On September 27, 2019 the Company’s shareholders approved the increase of the Company’s authorized share capital from $6,250,000 divided into 125,000,000 common shares of $0.05 par value each to $6,875,000 divided into 137,500,000 common shares of $0.05 par value each by the authorization of an additional 12,500,000 common shares of $0.05 par value each.

On July 31, 2019, the company issued 5,000,000 new shares in the Company in its initial public offering on the New York Stock Exchange at a price of $9.30 per share. On August 2, 2019, the underwriters in the initial public offering exercised their overallotment option and purchased an additional 750,000 shares from the Company at the same price per share. As of December 31, 2019, the Company has a share capital of $5,613,903.25 divided into 112,278,065 shares.

On June 21, 2019 the Board of Directors approved a 5-to-1 reverse share split of the Company’s shares. Upon effectiveness of the Reverse Split, every five shares of the Company’s issued and outstanding ordinary shares, par value $0.01 per share was combined into one issued and outstanding ordinary share, par value $0.05 per share.

On March 23, 2018, 9,341,500 new shares were issued at a subscription price of $23.00 per share. On May 30, 2018, 1,528,065 new shares were issued at a subscription price of $23.00 per share. As of December 31, 2018, the Company has a share capital of $5,326,403.27 divided into 106,528,065 shares.

The Company transferred 14,285 treasury shares as settlement of director’s fees in the fourth quarter of 2018. As of December 31, 2019, and 2018 the Company owned 1,459,714 treasury shares. All treasury shares were pledged as collateral for forward contracts as of December 31, 2019.